INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 60,855	$ 90,605
Work in process	133,144	91,537
Finished goods	5,127	10,114
Inventory, net, total	199,126	192,256
Aggregate inventory write-downs	$ 1,946	$ 649